Real Estate Business Park Acquisitions	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Real Estate Business Park Acquisitions

18.	Real Estate Business Park Acquisitions.

The Company has allocated the purchase price of the property acquisitions based upon the fair value of the assets acquired, consisting of land, buildings and intangible assets, including in-place leases and below market leases.  These deferred leasing intangible assets are recorded within Deferred Costs and Deferred lease intangible, net in the consolidated balance sheets. The value of the in-place lease intangibles will be amortized to amortization expense over the remaining lease terms. The fair value assigned pertaining to the above market in-place leases values are amortized as a reduction to rental revenue, and the below market in-place lease values are amortized as an increase to rental revenue over the remaining non-cancelable terms of the respective leases.

PORT CAPITAL PROPERTY - On October 19, 2015, the Company purchased for approximately $9.9 million, 7700 Port Capital Drive in Elkridge, Maryland which consists of 1 building on 6.39 acres totaling 91,218 square feet plus approximately 29,558 square feet of mezzanine space. The Company will recognize the amortization related to the Port Capital Drive property intangible assets according to the following schedule (in thousands):

In-place
Leases
Initial Values	$1,126
Annual Amortization:
2016	$104
3 months ended December 31, 2016	28
2017	114
2018	114
2019	114
2020	114
2021	114

2022	114

GILROY ROAD PROPERTY – On July 1, 2016, the Company purchased for approximately $8.3 million, 10820 Gilroy Road in Hunt Valley, Maryland which consists of 1 building on 7 acres totaling 116,338 square feet inclusive of 8,900 square feet of second floor mezzanine office space (107,438 sf footprint). The Company will recognize the amortization related to the Port Capital Drive property intangible assets according to the following schedule (in thousands):

In-place
Leases
Initial Values	$277
Annual Amortization:
2016	$55
3 months ended December 31, 2016	55
2017	167

DOCK 79 – The Company will recognize the amortization related to the Dock 79 intangible assets (Note 3) according to the following schedule (in thousands):

In-place
Leases
Initial Values	$4,727
Annual Amortization:
2017	$2,501
2018	2,201
2019	25